PURCHASE ADVANCES, NET - Movement of allowance for doubtful accounts (Details) - Third Party [Member]	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Beginning balance	$ 35,150	¥ 248,500	¥ 452,632
Charge to (reversal of) expense	(6,436)	(45,500)	191,472
Less: write-off			(395,604)
Ending balance	$ 28,714	¥ 203,000	¥ 248,500